Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Major business combination [member] R$ in Thousands	6 Months Ended
Jun. 30, 2025 BRL (R$)
Business combination:
Trade accounts receivable, net	R$ 10
Intangible assets	2,025
Goodwill	1,187
Salaries and labor charges	(9)
Loans and financing	(920)
Taxes and fees	(172)
Deferred and contingent consideration	(1,432)
Deferred taxes	(689)
Remeasurement of current lease liability:
Right-of-use assets	716
Lease liability	R$ (716)